Submission	Mar. 27, 2026
Submission [Line Items]
Central Index Key	0001471824
Registrant Name	Teucrium Commodity Trust
Registration File Number	333-263293
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Teucrium Commodity Trust
Street 1	THREE MAIN STREET
Street 2	SUITE 215
City	BURLINGTON
State or Country Code	VT
Zip Code	05401
Reporting FY End Date	Dec. 31, 2025